Long-Term Debt (Schedule of debt) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 270,186	$ 234,209
Total	270,186	234,209
Current Portion of Long-Term Debt	40,170	7,336
Long-Term Debt, Less Current Portion	230,016	226,873
Revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term Debt	188,000	144,149
Long-term Debt, Weighted Average Interest Rate	1.70%	1.69%
Debt Instrument, Maturity Date	2017
Total	188,000	144,149
Secured Note Payable to Insurance Company [Member}
Debt Instrument [Line Items]
Long-term Debt	38,138	43,452
Long-term Debt, Weighted Average Interest Rate	8.03%	8.03%
Debt Instrument, Maturity Date	2014
Total	38,138	43,452
Secured Industrial Revenue Development Bonds [Member]
Debt Instrument [Line Items]
Long-term Debt	22,630	22,630
Long-term Debt, Weighted Average Interest Rate	3.29%	3.38%
Debt Instrument, Maturity Date	2029
Total	22,630	22,630
Secured Industrial Revenue Development Bond [Member]
Debt Instrument [Line Items]
Long-term Debt	0	661
Long-term Debt, Weighted Average Interest Rate	8.10%	8.10%
Debt Instrument, Maturity Date	2013
Total	0	661
Secured promissory note 1 [Member]
Debt Instrument [Line Items]
Long-term Debt	16,753	18,096
Long-term Debt, Weighted Average Interest Rate	6.98%	6.98%
Debt Instrument, Maturity Date	2022
Total	16,753	18,096
Secured promissory note 2 [Member]
Debt Instrument [Line Items]
Long-term Debt	4,303	4,840
Long-term Debt, Weighted Average Interest Rate	6.35%	6.35%
Debt Instrument, Maturity Date	2020
Total	4,303	4,840
Other [Member]
Debt Instrument [Line Items]
Long-term Debt	362	381
Total	$ 362	$ 381